ALPS VARIABLE INSURANCE TRUST

1290 Broadway, Suite 1100

Denver, Colorado 80203

January 22, 2010

Mr. Jeff Foor

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	ALPS Variable Insurance Trust (the “Trust”)
1933 Act File No. 333-146716
1940 Act File No. 811-22133
Post-Effective Amendment No. 2 to 1933 Act Registration Statement

Dear Mr. Foor:

An electronic (“EDGAR”) filing is hereby made under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the Trust, an open-end management investment company. This filing includes Post-Effective Amendment No. 2 to the Trust’s 1933 Act Registration Statement on Form N-1A and Amendment No. 3 to its 1940 Act Registration Statement.

The SEC Staff is requested to address any comments on this filing to my paralegal, Jennifer Craig, at 720.917.0611.

Sincerely,

/s/ JoEllen L. Legg
JoEllen L. Legg

Enclosure

cc:	Peter H. Schwartz, Esq.
Davis Graham & Stubbs LLP